SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Parenthetical) (Details) - $ / shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	40,335	39,799
Ordinary share, shares outstanding	35,525	35,318
Treasury shares	4,810	4,481
UTSTARCOM HOLDINGS CORP
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	40,335	39,799
Ordinary share, shares outstanding	35,525	35,318
Treasury shares	4,810	4,481